FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS	12 Months Ended
Jul. 31, 2017
Fair Value Disclosures [Abstract]
FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS

10. FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS:

The following disclosure of estimated fair value was determined by the Company using available market information and appropriate valuation methods. Considerable judgment is necessary to develop estimates of fair value. The estimates presented herein are not necessarily indicative of the amounts that could be realized upon disposition of the financial instruments.

The Company estimates the fair value of its financial instruments using the following methods and assumptions: (i) quoted market prices, when available, are used to estimate the fair value of investments in marketable debt and equity securities; (ii) discounted cash flow analyses are used to estimate the fair value of long-term debt, using the Company’s estimate of current interest rates for similar debt; and (iii) carrying amounts in the balance sheet approximate fair value for cash and cash equivalents and tenant security deposits due to their high liquidity.

	July 31, 2017		July 31, 2016
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Cash and cash equivalents	$5,381,195	$5,381,195	$5,228,826	$5,228,826
Marketable securities	$2,815,727	$2,815,727	$2,062,205	$2,062,205
Restricted cash	$1,295,734	$1,295,734	$1,159,338	$1,159,338
Security deposits payable	$1,036,197	$1,036,197	$897,965	$897,965
Mortgage	$5,629,679	$5,403,180	$6,786,525	$6,843,974

Financial instruments that are potentially subject to concentrations of credit risk consist principally of marketable securities, restricted cash, and cash and cash equivalents. Marketable securities, restricted cash, and cash and cash equivalents are placed with multiple financial institutions and instruments to minimize risk. No assurance can be made that such financial institutions and instruments will minimize all such risk.

The Company derived rental income from approximately fifty tenants during the years ended July 31, 2017 and the preceding two fiscal years.

As of July 31, 2017 three tenants accounted for approximately 66.7% of receivables and three tenants accounted for 71.6% of unbilled receivables. As of July 31, 2016 four tenants accounted for 68.0% of receivables and three tenants accounted for 71.6% of unbilled receivables. During the years ended July 31, 2017 three tenants accounted for 44.0% of total rental revenue and for the years ended July 31, 2016 and 2015 two tenants accounts for 34.7% and 33.1% of total rental revenue, respectively.

The Company has one irrevocable letter of credit totaling $230,000 at July 31, 2017 and 2016 provided by one tenant as a security deposit.